Segmental Reporting - Segment Reporting (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Purchase of Non-Current assets	$ 51,293	$ 42,382
Assets
Total Current Assets	8,653,622	6,747,227	$ 7,264,550	$ 7,551,363
Total Non-Current Assets	20,426,506	21,103,772	20,560,632	15,102,118
Liabilities
Total Current Liabilities	(16,333,119)	(17,248,489)	(16,417,841)	(7,417,173)
Total Non-Current Liabilities	(2,543,642)	(2,790,682)	$ (2,606,056)	$ (5,296,905)
Intercompany balances
Net Asset position	10,203,367	7,811,828
Betting Establishments [Member]
Purchase of Non-Current assets	28,758	36,220
Assets
Total Current Assets	7,928,294	6,300,301
Total Non-Current Assets	12,633,088	12,870,553
Liabilities
Total Current Liabilities	(5,911,483)	(4,608,526)
Total Non-Current Liabilities	(1,227,525)	(1,360,426)
Intercompany balances	6,130,287	3,027,374
Net Asset position	19,552,661	16,229,276
Betting Platform Software and Services [Member]
Purchase of Non-Current assets	22,534	6,162
Assets
Total Current Assets	365,476	332,452
Total Non-Current Assets	6,514,244	6,979,232
Liabilities
Total Current Liabilities	(503,558)	(343,898)
Total Non-Current Liabilities	(1,316,117)	(1,430,256)
Intercompany balances	227,718	195,116
Net Asset position	5,287,763	5,732,646
All Other [Member]
Assets
Total Current Assets	359,852	114,474
Total Non-Current Assets	1,279,174	1,253,987
Liabilities
Total Current Liabilities	(9,918,078)	(12,296,065)
Total Non-Current Liabilities
Intercompany balances	(6,358,005)	(3,222,490)
Net Asset position	$ (14,637,057)	$ (14,150,094)